Derivatives (Details 3) In Millions, unless otherwise specified	1 Months Ended		1 Months Ended		12 Months Ended						1 Months Ended
	Jul. 31, 2007 Eurobond 750 Million Euros Issued July2007	Dec. 31, 2012 Eurobond 750 Million Euros Issued July2007 USD ($)	Dec. 31, 2007 Eurobond 275 Million Euros Issued December2007	Dec. 31, 2012 Eurobond 275 Million Euros Issued December2007 USD ($)	Dec. 31, 2012 Net Investment Hedges USD ($)	Dec. 31, 2011 Net Investment Hedges USD ($)	Dec. 31, 2010 Net Investment Hedges USD ($)	Dec. 31, 2012 Net Investment Hedges Foreign Currency Denominated Debt USD ($)	Dec. 31, 2011 Net Investment Hedges Foreign Currency Denominated Debt USD ($)	Dec. 31, 2010 Net Investment Hedges Foreign Currency Denominated Debt USD ($)	Jul. 31, 2007 Net Investment Hedges Foreign Currency Denominated Debt Eurobond 750 Million Euros Issued July2007 EUR (€)	Dec. 31, 2007 Net Investment Hedges Foreign Currency Denominated Debt Eurobond 275 Million Euros Issued December2007 EUR (€)
Net investment hedges
Pretax Gain (Loss) Recognized as Cumulative Translation within Other Comprehensive Income on Effective Portion of Instrument					$ (29)	$ 41	$ 111	$ (29)	$ 41	$ 111
Ineffective Portion of Gain (Loss) on Derivative and Amount Excluded from Effectiveness Testing Recognized in Income					0	0	0	0	0	0
Term of debt instrument	7 years		7 years								7 years	7 years
Face amount		$ 1,017		$ 366							€ 750	€ 275